Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000000699 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
C000000699 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
C000000699 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
C000000699 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%	[1]
C000000699 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[1]
C000000699 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[1]
C000000699 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000000699 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000137699 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[2]
C000137699 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[2]
C000137699 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[2]
C000137699 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%	[2]
C000137699 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[2]
C000137699 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[2]
C000137699 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000137699 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000001504 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[3]
C000001504 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[3]
C000001504 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[3]
C000001504 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%	[3]
C000001504 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[3]
C000001504 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[3]
C000001504 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000001504 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000000700 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[4],[5]
C000000700 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[4],[5]
C000000700 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4],[5]
C000000700 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%	[4],[5]
C000000700 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%	[4],[5]
C000000700 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[4],[5]
C000000700 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000000700 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%	[5]
C000000700 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000137700 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[6],[7]
C000137700 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[6],[7]
C000137700 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[6],[7]
C000137700 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%	[6],[7]
C000137700 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%	[6],[7]
C000137700 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[6],[7]
C000137700 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000137700 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%	[7]
C000137700 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000171394 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[8],[9]
C000171394 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[8],[9]
C000171394 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[8],[9]
C000171394 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%	[8],[9]
C000171394 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%	[8],[9]
C000171394 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[8],[9]
C000171394 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9]
C000171394 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%	[9]
C000171394 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000001507 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[10],[11]
C000001507 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[10],[11]
C000001507 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[10],[11]
C000001507 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%	[10],[11]
C000001507 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%	[10],[11]
C000001507 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[10],[11]
C000001507 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[11]
C000001507 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%	[11]
C000001507 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]
C000000702 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[12]
C000000702 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[12]
C000000702 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[12]
C000000702 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%	[12]
C000000702 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%	[12]
C000000702 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[12]
C000000702 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137701 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[13]
C000137701 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[13]
C000137701 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[13]
C000137701 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%	[13]
C000137701 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%	[13]
C000137701 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[13]
C000137701 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001512 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[14]
C000001512 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[14]
C000001512 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[14]
C000001512 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%	[14]
C000001512 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%	[14]
C000001512 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[14]
C000001512 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000000703 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[15]
C000000703 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%	[15]
C000000703 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[15]
C000000703 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[15]
C000000703 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[15]
C000000703 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[15]
C000000703 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[15]
C000000703 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[16]
C000000703 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[16]
C000000703 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[16]
C000000703 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[16]
C000000703 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[16]
C000000703 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[16]
C000137702 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[17]
C000137702 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%	[17]
C000137702 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[17]
C000137702 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[17]
C000137702 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[17]
C000137702 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[17]
C000137702 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[17]
C000137702 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[18]
C000137702 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18]
C000137702 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18]
C000137702 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[18]
C000137702 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[18]
C000137702 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18]
C000171395 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[19]
C000171395 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%	[19]
C000171395 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[19]
C000171395 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[19]
C000171395 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[19]
C000171395 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[19]
C000171395 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[19]
C000171395 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[20]
C000171395 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[20]
C000171395 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[20]
C000171395 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[20]
C000171395 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[20]
C000171395 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[20]
C000001515 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[21]
C000001515 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%	[21]
C000001515 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[21]
C000001515 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[21]
C000001515 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[21]
C000001515 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[21]
C000001515 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[21]
C000001515 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[22]
C000001515 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[22]
C000001515 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[22]
C000001515 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[22]
C000001515 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[22]
C000001515 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[22]
C000122984 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[23]
C000122984 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	60.40%	[23]
C000122984 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[23]
C000122984 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[23]
C000122984 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[23]
C000122984 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[23]
C000122984 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[23]
C000122984 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%	[24]
C000122984 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[24]
C000122984 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[24]
C000122984 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[24]
C000122984 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[24]
C000137704 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[25]
C000137704 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	60.40%	[25]
C000137704 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[25]
C000137704 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[25]
C000137704 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[25]
C000137704 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[25]
C000137704 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[25]
C000137704 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%	[26]
C000137704 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[26]
C000137704 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[26]
C000137704 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[26]
C000137704 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[26]
C000122986 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[27]
C000122986 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	60.40%	[27]
C000122986 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[27]
C000122986 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[27]
C000122986 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[27]
C000122986 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[27]
C000122986 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[27]
C000122986 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%	[28]
C000122986 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[28]
C000122986 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[28]
C000122986 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28]
C000122986 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[28]
C000149455 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[29]
C000149455 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[29]
C000149455 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[29]
C000149455 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[29]
C000149455 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[29]
C000149455 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[29]
C000149455 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments		[29]
C000149455 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%	[30]
C000149455 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[30]
C000149455 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments		[30]
C000149455 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[30]
C000149456 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[31]
C000149456 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[31]
C000149456 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[31]
C000149456 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[31]
C000149456 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[31]
C000149456 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[31]
C000149456 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments		[31]
C000149456 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%	[32]
C000149456 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[32]
C000149456 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments		[32]
C000149456 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[32]
C000149457 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[33]
C000149457 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[33]
C000149457 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[33]
C000149457 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[33]
C000149457 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[33]
C000149457 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[33]
C000149457 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments		[33]
C000149457 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%	[34]
C000149457 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[34]
C000149457 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments		[34]
C000149457 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[34]

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[8]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[9]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[10]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[11]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[12]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[13]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[14]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[15]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[16]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[17]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[18]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[19]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[20]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[21]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[22]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[23]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[24]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[25]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[26]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[27]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[28]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[29]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[30]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[31]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[32]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[33]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[34]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.